UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1: Schedule of Investments.

A copy of The Schedule of Investments for the period ended 3/31/17 is included with this Form.

■	Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 93.1%
Consumer Discretionary — 8.2%
Distribution & Wholesale — 0.9%
40,200	LKQ Corp. *	$1,176,654
Retail — 7.3%
5,000	AutoZone, Inc. *	3,615,250
16,800	Brinker International, Inc. (1)	738,528
9,000	Dollar Tree, Inc. *	706,140
1,900	Domino’s Pizza, Inc.	350,170
5,200	O’Reilly Automotive, Inc. *	1,403,168
39,400	TJX Companies, Inc. (The)	3,115,752
		9,929,008
		11,105,662
Consumer Staples — 13.7%
Agriculture — 1.6%
11,600	British American Tobacco PLC ADR(1)	769,312
22,000	Reynolds American, Inc.	1,386,440
		2,155,752
Beverages — 0.9%
11,000	PepsiCo, Inc.	1,230,460
Food — 6.3%
23,000	General Mills, Inc.	1,357,230
82,000	Hormel Foods Corp.	2,839,660
12,800	Ingredion, Inc.	1,541,504
21,500	J&J Snack Foods Corp.	2,914,540
		8,652,934
Household Products — 2.4%
65,600	Church & Dwight Co., Inc.	3,271,472
Retail — 2.5%
14,000	Casey’s General Stores, Inc.	1,571,500
11,000	Costco Wholesale Corp.	1,844,590
		3,416,090
		18,726,708
Energy — 0.5%
Pipelines — 0.5%
16,700	Enbridge, Inc.	698,728
Financials — 0.5%
Insurance — 0.5%
5,000	Chubb, Ltd.	681,250
Health Care — 16.4%
Biotechnology — 1.7%
14,000	Alexion Pharmaceuticals, Inc. *	1,697,360
3,500	Illumina, Inc. *	597,240
		2,294,600

Shares		Value
Electronics — 2.6%
7,400	Mettler-Toledo International, Inc. *	$3,543,934
Health Care Products — 8.3%
6,000	Becton, Dickinson & Co.	1,100,640
7,000	C.R. Bard, Inc.	1,739,780
24,700	Danaher Corp.	2,112,591
10,700	DENTSPLY SIRONA, Inc.	668,108
15,300	Henry Schein, Inc. *	2,600,541
20,000	IDEXX Laboratories, Inc. *	3,092,200
		11,313,860
Health Care Services — 0.3%
5,200	Mednax, Inc. *	360,776
Pharmaceuticals — 3.0%
4,272	Allergan PLC	1,020,666
19,340	Express Scripts Holding Co. *	1,274,700
53,500	Novo Nordisk A/S ADR	1,833,980
		4,129,346
Software — 0.5%
11,800	Cerner Corp. *	694,430
		22,336,946
Industrials — 29.9%
Aerospace & Defense — 5.6%
12,100	General Dynamics Corp.	2,265,120
15,890	HEICO Corp.	1,385,608
7,000	Northrop Grumman Corp.	1,664,880
12,500	Teledyne Technologies, Inc. *	1,580,750
3,400	TransDigm Group, Inc.	748,544
		7,644,902
Commercial Services — 5.2%
5,700	Equifax, Inc.	779,418
27,030	IHS Markit, Ltd. *	1,133,908
139,800	Rollins, Inc.	5,190,774
		7,104,100
Electrical Equipment — 3.2%
9,500	Acuity Brands, Inc.	1,938,000
45,000	AMETEK, Inc.	2,433,600
		4,371,600
Environmental Control — 4.3%
26,000	Republic Services, Inc.	1,633,060
15,100	Stericycle, Inc. *	1,251,639
34,200	Waste Connections, Inc.	3,017,124
		5,901,823

1

■	Value Line Centurion Fund, Inc.

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Shares		Value
Hand & Machine Tools — 1.0%
7,000	Lincoln Electric Holdings, Inc.	$608,020
4,000	Snap-on, Inc.	674,680
		1,282,700
Housewares — 1.8%
38,000	Toro Co. (The)	2,373,480
Machinery Diversified — 5.5%
19,200	IDEX Corp.	1,795,392
9,000	Middleby Corp. (The) *	1,228,050
15,400	Roper Technologies, Inc.	3,179,946
17,000	Wabtec Corp. (1)	1,326,000
		7,529,388
Miscellaneous Manufacturer — 0.2%
5,100	ITT, Inc.	209,202
Transportation — 3.1%
28,000	Canadian National Railway Co.	2,070,040
8,000	J.B. Hunt Transport Services, Inc.	733,920
13,800	Union Pacific Corp.	1,461,696
		4,265,656
		40,682,851
Information Technology — 13.6%
Commercial Services — 1.0%
5,700	Automatic Data Processing, Inc.	583,623
7,800	WEX, Inc. *	807,300
		1,390,923
Computers — 1.9%
21,400	Accenture PLC Class A	2,565,432
Diversified Financial — 1.7%
20,500	MasterCard, Inc. Class A	2,305,635
Electronics — 1.5%
28,600	Amphenol Corp. Class A	2,035,462
Software — 7.5%
15,800	ANSYS, Inc. *	1,688,546
25,600	Fiserv, Inc. *	2,951,936
49,600	Open Text Corp.	1,686,896
28,400	Salesforce.com, Inc. *	2,342,716
7,800	Ultimate Software Group, Inc. (The) *	1,522,638
		10,192,732
		18,490,184

Shares		Value
Materials — 9.4%
Chemicals — 3.6%
27,600	FMC Corp.	$1,920,684
1,700	NewMarket Corp.	770,491
20,400	Valspar Corp. (The)	2,263,176
		4,954,351
Commercial Services — 1.6%
17,000	Ecolab, Inc.	2,130,780
Housewares — 1.0%
14,000	Scotts Miracle-Gro Co. (The)	1,307,460
Packaging & Containers — 3.2%
21,200	Ball Corp.	1,574,312
32,500	Crown Holdings, Inc. *	1,720,875
12,200	Packaging Corp. of America	1,117,764
		4,412,951
		12,805,542
Real Estate — 0.9%
REITS — 0.9%
10,500	American Tower Corp. REIT	1,276,170
	Total Common Stocks (Cost $55,265,976)	126,804,041

Short-Term Investments — 9.0%
Money Market Funds — 9.0%
9,400,120	State Street Institutional Liquid Reserves Fund	9,401,060
2,882,000	State Street Securities Lending Government Money Market Portfolio(2)	2,882,000
	Total Short-Term Investments (Cost $12,283,100)	12,283,060
	Total Investments — 102.1% (Cost $67,549,076)	$139,087,101
Excess Of Liabilities Over Cash And Other Assets — (2.1)%		(2,837,004)
Net Assets (3) —100.0%		$136,250,097
Net Asset Value Per Outstanding Share ($136,250,097 ÷ 5,826,710 shares outstanding)		$23.38

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2017, the market value of the securities on loan was $2,833,840.
(2)	Securities with an aggregate market value of $2,833,840 were out on loan in exchange for $2,882,000 of cash collateral as of March 31, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $67,549,076, aggregate gross unrealized appreciation was $72,241,996, aggregate gross unrealized depreciation was $703,971 and the net unrealized appreciation was $71,538,025.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$126,804,041	$—	$—	$126,804,041
Short-Term Investments	12,283,060	—	—	12,283,060
Total Investments in Securities	$139,087,101	$—	$—	$139,087,101

* See Schedule of Investments for further classification.

See Notes to Financial Statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2017